UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

CEFI Finance, LLC1

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001890983

Central Index Key Number of underwriter (if applicable): N/A

Ricardo A. Rios, (787) 302 2334

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	CEFI Finance, LLC is filing this Form ABS-15G on its own behalf and on behalf of its affiliate Commercial Equipment Finance 2021-A, LLC.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated October 21, 2021, of Deloitte & Touche LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP pertaining to the issuer’s Series 2021-A Equipment Contract Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CEFI Finance, LLC

By:	/s/ Ricardo A. Rios
Name: Ricardo A. Rios
Title: Manager

Date: October 29, 2021

EXHIBIT INDEX

Exhibit 99.1:     Agreed-upon procedures report, dated October 21, 2021 of Deloitte and Touche LLP.